Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 1,215.0	$ 863.0	$ 400.0
Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	1,215.0	863.0
Trade accounts receivable	112.0	31.0
Current advances to suppliers	$ 8.0	$ 7.0